Significant Accounting Policies - Net Loss Per Share (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Net Loss Per Share
Shares settlement of warrants to purchase	5,791,667
Price per share	$ 10.00			$ 10.00
Potentially dilutive weighted average share	1,071,315			5,791,667
Net Income (Loss)	$ 9,301,650	$ (1,377,831)	$ (1,408,395)	$ (21,510,741)
Fair value adjustment on derivative warrant liabilities	$ 10,894,142	$ (1,181,514)	$ (1,181,514)	(17,585,649)
Common Stock
Net Loss Per Share
Price per share	$ 11.50
Class A common stock
Net Loss Per Share
Net Income (Loss)	$ 0			0
Class B common stock
Net Loss Per Share
Net Income (Loss)	9,301,650			$ 21,510,741
Net loss after distributed earnings	$ 0